INVENTORIES	6 Months Ended
Jun. 30, 2013
INVENTORIES
INVENTORIES

4. INVENTORIES

	At December 31, 2012	At June 30, 2013
Raw materials	$43,542	$59,342
Work-in-process	43,241	40,422
Finished goods	168,097	243,515
Total inventories	$254,880	$343,279

For the six months ended June 30, 2012 and 2013, inventory was written down by $27,688, and $680, respectively, to reflect the lower of cost or market.